Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Time Deposits In Banks And Securities [Line Items]
Demand	$ 170,190	$ 140,914
Statement and Passbook Savings	289,781	282,957
Certificates of Deposit: In excess of $100	76,261	89,305
Certificates of Deposit : Other	154,843	162,404
Individual Retirement Accounts	32,898	36,284
Total	$ 723,973	$ 711,864